UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4254

Smith Barney Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INCOME FUNDS

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

FORM N-Q

APRIL 30, 2005

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
MUNICIPAL BONDS AND NOTES - 98.2%
Alabama - 1.3%
$2,980,000	AAA	Baldwin County, AL, Board of Education, AMBAC-Insured, 5.000% due 6/1/26	$3,142,142
1,750,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23 (b)	175,000
2,250,000	NR	Rainbow City, AL Special Health Care Facilities Financing Authority, Series A, 8.250% due 1/1/31	1,333,395

			4,650,537

Alaska - 2.7%
2,300,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (c)	2,445,291
		Alaska State Housing Financial Corp., General Housing:
2,000,000	AAA	Series A, FGIC-Insured, 5.000% due 12/1/26	2,107,260
		Series B, MBIA-Insured:
1,500,000	AAA	5.250% due 12/1/25	1,633,395
3,000,000	AAA	5.250% due 12/1/30	3,220,020

			9,405,966

Arizona - 3.2%
2,900,000	BBB+	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20 (d)	3,323,255
3,500,000	NR	Casa Grande, AZ IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29 (d)	3,739,645
		Maricopa County, AZ IDA, MFH:
2,340,000	NR	Gran Victoria Housing LLC Project, Series B, 10.000% due 5/1/31 (e)	2,363,938
5,070,000	NR	MetroGardens, Series B, 6.500% due 7/1/29 (b)	883,752
1,100,000	BBB-	Pima County, AZ IDA, Series A, Education Revenue, Noah Webster Basic, 6.125% due 12/15/34	1,109,053

			11,419,643

Arkansas - 1.6%
		Arkansas State Development Financing Authority:
4,000,000	BBB-	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (d)	4,491,200
1,000,000	BB+	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750% due 8/1/25 (c)	1,150,390

			5,641,590

California - 9.2%
6,000,000	NR	Barona, CA GO, Band of Mission Indians, 8.250% due 1/1/20 (d)	6,319,560
		California State Department of Water Resources & Power Supply Revenue:
5,000,000	AAA	Series A, 5.500% due 5/1/16 (d)	5,575,600
3,500,000	AAA**	Series PA-1227, RITES, MBIA/IBC-Insured, 9.478% due 5/1/11 (d)(f)(g)	4,197,970
500,000	AA-	California State Economic Recovery, Series C-4, 3.040% due 7/1/23 (f)	500,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
California - 9.2% (continued)
$2,000,000	A	California State GO, Various Purposes, 5.500% due 4/1/30	$2,183,720
		California Statewide Communities Development Authority:
1,000,000	A	East Campus Apartments LLC, Series A, 5.625% due 8/1/34	1,053,630
2,500,000	NR	East Valley Tourist, Series A, 9.250% due 10/1/20	2,791,200
		Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
2,000,000	BBB	Series 2003-A-1, 6.750% due 6/1/39	2,130,300
3,150,000	BBB	Series 2003-A-5, 7.875% due 6/1/42 (d)	3,636,769
1,000,000	NR	Los Angeles, CA Unified School District GO, 5.250% due 7/1/19	1,103,060
3,000,000	Ba2*	Vallejo, CA COP, Touro University, 7.375% due 6/1/29	3,122,340

			32,614,149

Colorado - 3.2%
1,000,000	NR	Beacon Point Metropolitan District GO, Series A, 6.250% due 12/1/35	995,880
		Colorado Educational and Cultural Facilities Authority Revenue, Charter School:
1,455,000	Ba2*	Peak to Peak Project, Call 8/15/11 @ 100, 7.500% due 8/15/21 (h)	1,741,795
1,500,000	BBB-	Refunding, Jefferson Project, Series A, 6.000% due 6/15/33	1,522,965
1,000,000	Baa1*	Colorado Health Facilities Authority Revenue Parkview Medical Center Project, 6.600% due 9/1/25	1,110,340
5,000,000	AAA	E-470 Public Highway Authority, CO, Series B, zero coupon bond to yield 5.600% due 9/1/27	1,542,050
1,000,000	NR	High Plains, CO Metropolitan District, Series A, 6.250% due 12/1/35	1,006,630
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Sr. Bonds, Series B, AMBAC - Insured, zero coupon bond to yield 6.300% due 6/15/31	2,201,900
1,000,000	NR	Southlands, CO Metropolitan District No. 1, GO, 7.125% due 12/1/34	1,103,360

			11,224,920

Connecticut - 1.2%
4,000,000	NR	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30 (c)(d)	4,234,400

District of Columbia - 0.3%
1,000,000	AAA	District of Columbia COP, Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/19	1,111,120

Florida - 5.8%
1,000,000	NR	Bonnet Creek Resort Community Development, District Special Assessment, 7.500% due 5/1/34	1,081,140

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Florida - 5.8% (continued)
$3,000,000	NR	Capital Projects Finance Authority, FL Continuing Care Retirement, Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32 (d)	$3,316,950
3,000,000	NR	Capital Trust Agency, Seminole Tribe Convention Center, Series A, 10.000% due 10/1/33 (d)	3,366,840
1,000,000	NR	Hillsborough County, FL IDA Revenue, Series A National Gypsum Convention, 7.125% due 4/1/30 (c)	1,121,500
2,000,000	AAA	Miami-Dade County, FL Solid Waste Systems Revenue, MBIA-Insured, 5.000% due 10/1/18	2,168,840
		Orange County, FL Health Facilities Authority Revenue:
2,000,000	NR	First Mortgage, GF/Orlando Inc. Project, 9.000% due 7/1/31	2,063,500
2,100,000	NR	Multi-Family Revenue, Series C, 9.000% due 1/1/32	838,761
1,000,000	A1*	Pinellas County, FL Health Facilities Authority Revenue, 5.500% due 11/15/33	1,057,780
2,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,716,450
2,900,000	NR	Waterlefe, FL Community Development District, Golf Course Revenue, 8.125% due 10/1/25	2,934,307

			20,666,068

Georgia - 3.5%
6,000,000	NR	Atlanta, GA Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (d)	6,587,100
1,800,000	NR	Brunswick & Glynn County, GA Development Authority First Mortgage Revenue, Coastal Community Retirement, Series A, 7.250% due 1/1/35	1,895,490
1,500,000	BBB+**	Gainesville & Hall County, GA Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,625,550
2,000,000	NR	Savannah, GA EDA Revenue, College of Art & Design Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (h)	2,314,260

			12,422,400

Idaho - 0.7%
3,245,000	AA	Idaho Health Facilities Authority Revenue, Portneuf Medical Center Project, Series A, 5.250% due 9/1/24	2,487,084

Illinois - 3.2%
530,000	AA	Chicago, IL Metropolitan HDC, Mortgage Revenue, Section 8, Series A, FHA-Insured, 6.700% due 7/1/12	530,201
2,000,000	AAA	Chicago IL O’Hare International Airport, General Airport Revenue, Third Lien, Series 2003-A-2, 5.750% due 1/1/21 (c)	2,249,220
		Illinois Development Finance Authority Revenue:
2,000,000	BBB	Chicago Charter School Foundation Project, Series A, 6.250% due 12/1/32	2,115,900
3,250,000	Ba2*	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (c)(d)	3,686,085
		Illinois Health Facilities Authority Revenue:
1,500,000	A	Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,642,860
1,000,000	AAA	University of Chicago Hospitals Project, Series C, MBIA-Insured. 2.980% due 5/4/05	1,000,000

			11,224,266

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Indiana - 1.4%
$3,000,000	BBB-	East Chicago, IN PCR, Inland Steel Co. Project, 6.800% due 6/1/13	$3,008,700
2,000,000	Baa1*	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	2,108,840

			5,117,540

Kansas - 0.6%
2,000,000	BBB-**	Overland Park, KS Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	2,190,660

Louisiana - 4.4%
1,000,000	NR	Epps, LA COP, 8.000% due 6/1/18	1,041,280
		Louisiana Local Government Environment Facilities, Community Development Authority Revenue:
5,000,000	A	Capital Projects & Equipment Acquisition Program, ACA-Insured, 6.550% due 9/1/25 (d)	5,771,500
4,000,000	NR	St. James Place, 7.000% due 11/1/26 (d)	3,845,680
2,000,000	BB-	Port of New Orleans, LA IDR, (Continental Grain Co. Project), 7.500% due 7/1/13	2,046,720
3,000,000	BB+	West Feliciana Parish, LA PCR, Gulf State Utilities, 7.700% due 12/1/14	3,011,550

			15,716,730

Maryland - 1.1%
3,500,000	NR	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, 7.730% due 12/1/27 (d)	3,726,380
2,500,000	Ca*	Prince Georges County, MD Greater Southeast Health Care System, 6.375% due 1/1/23 (b)	242,525

			3,968,905

Massachusetts - 2.2%
1,440,000	NR	Boston, MA IDA Financing Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (c)	1,462,838
3,000,000	NR	Massachusetts State Development Financing Agency Revenue Briarwood, Series B, 8.250% due 12/1/30 (d)	3,768,450
2,000,000	BBB	Massachusetts State Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series Series B, 6.750% due 7/1/16	2,275,340
2,345,000	NR	Massachusetts State IFA Revenue GO, Bradford College, 5.625% due 11/1/28 (b)	117,250

			7,623,878

Michigan - 1.8%
		Allen Academy, MI COP:
2,500,000	NR	8.000% due 6/1/33	2,569,275
1,000,000	NR	Series A, 8.000% due 6/1/33	1,006,760
1,600,000	NR	Cesar Chavez Academy, MI COP, 8.000% due 2/1/33 (e)	1,665,520
1,175,000	NR	Merritt Academy, MI COP, 7.250% due 12/1/24	1,188,654

			6,430,209

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Minnesota - 0.5%
$1,715,000	NR	Sartell, MN Health Care & Housing Facilities Revenue, Foundation for Health Care Project, Series A, 8.000% due 9/1/30	$1,848,942

Missouri - 0.5%
1,500,000	NR	St. Joseph, MO IDA, Health Care Revenue, Living Community of St. Joseph Project, 7.000% due 8/15/32	1,591,125

Montana - 1.7%
2,500,000	BB-	Lewis & Clark County, MT Environmental Revenue Facilities, Asarco Inc. Project, 5.850% due 10/1/33 (c)	2,425,800
3,480,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (c)(d)	3,407,929

			5,833,729

New Hampshire - 1.1%
		New Hampshire HEFA Revenue:
2,000,000	A-	Healthcare System Covenant Health, 5.500% due 7/1/34	2,101,120
1,500,000	BBB-	New Hampshire College, 7.500% due 1/1/31	1,647,480

			3,748,600

New Jersey - 7.1%
3,390,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-Insured, 5.250% due 6/1/20 (d)	3,708,999
3,750,000	NR	New Jersey EDA Retirement Community Revenue, Seabrook Village, Inc., Series A, 8.250% due 11/15/30 (d)	4,180,313
		New Jersey Health Care Facility Financing Authority Revenue:
4,000,000	CCC	Columbus Hospital, Series A, 7.500% due 7/1/21 (d)	4,063,200
5,000,000	BBB-	Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (d)	5,644,200
		Tobacco Settlement Financing Corp.:
5,000,000	BBB	6.750% due 6/1/39 (d)	5,305,850
2,000,000	BBB	7.000% due 6/1/41	2,160,920

			25,063,482

New Mexico - 1.1%
3,000,000	NR	Otero County, NM Jail Project, 7.500% due 12/1/24	3,017,940
1,000,000	NR	Sandoval County, NM Santa Ana Pueblo Project, 7.750% due 7/1/15	1,032,670

			4,050,610

New York - 4.4%
1,000,000	NR	Brookhaven, NY IDA Civic Facilities Revenue, Memorial Hospital Medical Center, Series A, 8.250% due 11/15/30	1,087,200
1,000,000	NR	Monroe County, NY IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32	1,087,550
		New York, NY IDA, Civic Facility Revenue:
2,730,000	NR	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,800,024
2,240,000	NR	Special Needs Facilities Pooled Program, Series A-1, 8.125% due 7/1/19	2,439,562

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
New York - 4.4% (continued)
$1,500,000	AAA	New York, NY Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C, MBIA - Insured, 5.000% due 6/15/27	$1,592,910
1,685,000	AA-	New York State COP, (Hanson Redevelopment Project), 8.375% due 5/1/08	1,771,120
2,500,000	AAA	New York State Dorm Authority Revenue, Mental Health Services Facilities Improvement, Series B, AMBAC-Insured, 5.000% due 2/15/35	2,618,025
2,000,000	NR	Onondaga County, NY IDA, Solid Waste Disposal Facilities Revenue, (Solvay Paperboard LLC Project), 7.000% due 11/1/30 (c)	2,121,980

			15,518,371

North Carolina - 1.5%
1,940,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage De Paul Community Facilities Project, 7.625% due 11/1/29	2,031,141
2,500,000	AAA	North Carolina Municipal Power Agency, Catawba Electric Revenue, MBIA-Insured, TICS, 9.371% due 1/1/11 (f)	3,179,950

			5,211,091

Ohio - 0.8%
2,500,000	BBB	Cuyahoga County, OH Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,818,450

Oklahoma - 0.8%
645,000	AAA	Oklahoma HFA, Single Family Mortgage, Series B, GNMA-Collateralized, 7.997% due 8/1/18 (c)	708,036
2,200,000	B-	Tulsa, OK Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,162,864

			2,870,900

Oregon - 0.3%
1,000,000	BBB	Klamath Falls, OR, International Community Hospital Authority Revenue Refunding, Merle West Medical Center Project, 6.250% due 9/1/31	1,071,960

Pennsylvania - 9.5%
1,115,000	NR	Allegheny County, PA Industrial Development Authority Charter School, Homestead Project, Series A, 7.500% due 12/15/29	1,102,535
1,000,000	NR	Cumberland County, PA Municipal Authority, Retirement Community Revenue, Wesley Affiliated Services, Inc. Project, Series A, 7.250% due 1/1/35	1,071,920
5,000,000	NR	Dauphin County, PA General Authority, Riverfront Office, 6.000% due 1/1/25 (d)	4,564,200
		Geisinger Authority, PA Health Systems:
1,000,000	AA-	2.970% due 5/4/05	1,000,000
1,000,000	AA-	2.980% due 5/4/05	1,000,000

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Pennsylvania - 9.5% (continued)
$3,500,000	NR	Lehigh County, PA General Purpose Authority Revenue, First Mortgage-Bible Fellowship Church Home Inc., 7.750% due 11/1/33 (d)	$3,831,415
		Montgomery County, PA Higher Education & Health Authority Revenue, Temple Continuing Care Center:
6,000,000	NR	6.625% due 7/1/19 (b)	1,200,180
5,000,000	NR	6.750% due 7/1/29 (b)	1,000,050
990,000	NR	Northumberland County, PA IDA Facilities Revenue, NHS Youth Services Inc., Series A, 7.500% due 2/15/29	1,014,621
		Pennsylvania Economic Development Financing Authority:
5,500,000	B1*	Exempt Facilities Revenue, Reliant Energy Seward, Series A, 6.750% due 12/1/36 (d)	5,951,495
4,500,000	BBB-	Resource Recovery Revenue, Colver Project, Series D, 7.125% due 12/1/15 (d)	4,596,750
		Philadelphia PA:
2,000,000	AA	Hospitals & Higher Education Facilities Authority Hospital Revenue, Children’s Hospital Project, Series A, 2.890% due 5/4/05 (f)	2,000,000
1,000,000	AAA	Redevelopment Authority Revenue, Neighborhood Transformation, Series C, FGIC-Insured, 5.000% due 4/15/30	1,045,430
4,000,000	NR	Westmoreland County, PA IDA Revenue, Healthcare Facilities Revenue, Restone Highlands Health, Series B, 8.125% due 11/15/30 (d)	4,374,520

			33,753,116

Puerto Rico - 0.3%
1,000,000	AAA	Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC-Insured, 5.000% due 7/1/35	1,063,840

South Carolina - 1.2%
2,000,000	AA	Newberry County, SC Special Source Revenue, Refunding J F Hawkins Nursing Home, Radian-Insured, 5.000% due 3/1/30	2,057,760
2,000,000	BBB	Richland County, SC, International Paper, 6.100% due 4/1/23 (c)	2,137,220

			4,194,980

Tennessee - 0.1%
400,000	Aaa*	Sevier County, TN Public Building Authority, Government Public Improvement IV-E-5, AMBAC-Insured, 3.010% due 5/4/05 (f)	400,000

Texas - 13.7%
7,160,000	CCC	Alliance Airport Authority, TX Special Facilities Revenue, American Airlines Inc. Project, 7.500% due 12/1/29 (c)(d)	5,624,180
4,990,000	NR	Austin-Bergstrom Landhost Enterprises Inc., TX Airport Hotel, 3.375% due 4/1/27 (i)	2,363,913
4,870,000	NR	Bexar County, TX Housing Financial Corp., MFH Continental Lady Ester, Series A, 6.875% due 6/1/29 (d)	4,593,043

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas - 13.7% (continued)
$1,790,000	BBB	Brazos River Authority, TX PCR, TXU Energy Co. LLC Project, Series C, 6.750% due 10/1/38 (c)	$1,960,372
1,000,000	A-	Brazos River, TX Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (c)	1,129,000
1,995,000	B-	Corpus Christi, TX (Celanese Project), Series A, 6.450% due 11/1/30	2,104,366
1,665,000	CCC	Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue, American Airlines, Inc., 6.375% due 5/1/35 (c)	1,142,606
1,040,000	NR	Denton County, TX Reclamation Road District, 8.500% due 6/1/16	1,042,423
1,450,000	NR	El Paso County, TX Housing Finance Corp., MFH Las Lomas Apartments, Series C, 8.375% due 6/1/30	1,365,668
3,000,000	Ba2*	Gulf Coast IDA, TX Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project, 7.500% due 5/1/25 (d)	3,329,940
6,645,000	B-	Houston, TX Airport System, Continental Airlines, Inc. Project, Series C, 6.125% due 7/15/27 (d)	5,289,287
3,000,000	NR	Intercontinental Airport Houston, Public Facilities Corp. Project Revenue, 7.750% due 5/1/26	2,993,790
		Midlothian, TX Development Authority Tax Increment Contract Revenue:
3,000,000	NR	7.875% due 11/15/26	3,287,880
2,500,000	NR	6.200% due 11/15/29	2,536,275
3,000,000	AAA	North Texas Throughway Authority, Dallas North Throughway Systems Revenue, Series A, FSA- Insured, 5.000% due 1/1/35	3,137,820
		Texas State Affordable Housing Corp. MFH Revenue:
1,025,000	Ba2*	Ashton Place & Woodstock, Jr. Series C, 7.250% due 8/1/33	616,783
2,115,000	Ba3*	Sub-HIC Arborstone/Baybrook, Series C, 7.250% due 11/1/31	1,488,897
		Willacy County, TX Public Facility Corp. Project Revenue:
1,190,000	NR	County Jail, 7.500% due 11/1/25	1,216,787
3,000,000	NR	Series A-1, 8.250% due 12/1/23	3,120,330

			48,343,360

Vermont - 0.2%
1,000,000	NR	Vermont Educational & Health Buildings Financing Agency, Health Care Facilities, Copley Manor Project, 6.150% due 4/1/19 (b)	719,360

Virginia - 5.2%
1,590,000	NR	Alexandria, VA Redevelopment & Housing Authority, MFH Revenue, (Parkwood Court Apartment Project), Series C, 8.125% due 4/1/30	1,506,435
1,000,000	NR	Broad Street Community Development Authority, VA, 7.500% due 6/1/33	1,046,670

See Notes to Schedule of Investments.

SMITH BARNEY MUNICIPAL HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Virginia - 5.2% (continued)
		Newport News, VA Redevelopment & Housing Authority, MFH Revenue, St. Michael’s Apartments:
$1,310,000	NR	7.625% due 11/1/18	$1,263,521
2,135,000	NR	7.250% due 11/1/28	1,914,924
		Pocahontas Parkway Association, Virginia Toll Road Revenue:
35,500,000	BB	Capital Appreciation, Series B, zero coupon to yield 7.440% due 8/15/35 (d)	5,850,400
2,000,000	BB	Series A, 5.500% due 8/15/28	1,944,580
		Virginia Beach, VA Development Authority, MFH Revenue, Residential Rental:
2,470,000	NR	Hampton Project, 7.500% due 10/1/39 (c)	2,422,033
2,470,000	NR	Mayfair Project, 7.500% due 10/1/39 (c)	2,407,163

			18,355,726

Wisconsin - 0.8%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,108,830
1,500,000	BBB+	Marshfield Clinic, Series B, 6.000% due 2/15/25	1,610,175

			2,719,005

		TOTAL MUNICIPAL BONDS AND NOTES - 98.2% (Cost - $349,883,261***)	347,326,712
		Other Assets in Excess of Liabilities - 1.8%	6,422,966

		TOTAL NET ASSETS - 100.0%	$353,749,678

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those which are identified by an asterisk (*) are rated by Moody’s Investors Service or those identified by a double asterisk (**) are rated by Fitch Ratings.

(b)	Security is currently in default.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(d)	All or a portion of this security has been segregated for open futures contracts.

(e)	All or a portion of this security is held as collateral for open futures contracts.

(f)	Variable rate security.

(g)	Residual interest tax-exempt secutiry - coupon varies inversely with levels of short-term tax-exempt interest rates.

(h)	Pre-Refunded bonds are escrowed with government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(i)	Effective October 1, 2004 thru April 1, 2005, the manager has elected to receive half the coupon payment.

***	Aggregate cost for federal income tax purposes is substantially the same.

See Bond Ratings pages following the Schedule of Investments.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Abbreviations* (unaudited)

ABAG —Association of Bay Area Governments	AMBAC —Ambac Assurance Corporation
ACA —American Capital Assurance	BAN —Bond Anticipation Notes
AIG —American International Guaranty

Abbreviations* (unaudited) (continued)

BIG —Bond Investors Guaranty	IDB —Industrial Development Board
CBI —Certificate of Bond Insurance	IDR —Industrial Development Revenue
CGIC —Capital Guaranty Insurance Company	INFLOS —Inverse Floaters
CHFCLI —California Health Facility Construction Loan Insurance	ISD —Independent School District
CONNIE LEE —College Construction Loan Insurance Association	LOC —Letter of Credit
COP —Certificate of Participation	MBIA —Municipal Bond Investors Assurance Corporation
EDA —Economic Development Authority	MFH —Multi-Family Housing
EDR —Economic Development Revenue	MVRICS —Municipal Variable Rate Inverse Coupon Security
ETM —Escrowed To Maturity	PCR —Pollution Control Revenue
FGIC —Financial Guaranty Insurance Company	PSF —Permanent School Fund
FHA —Federal Housing Administration	RAN —Revenue Anticipation Notes
FHLMC —Federal Home Loan Mortgage Corporation	RIBS —Residual Interest Bonds
FLAIRS —Floating Adjustable Interest Rate Securities	RITES —Residual Interest Tax-Exempt Securities
FNMA —Federal National Mortgage Association	TAN —Tax Anticipation Notes
FRTC —Floating Rate Trust Certificates	TECP —Tax-Exempt Commercial Paper
FSA —Financing Security Assurance	TICS —Tender Inverse Certificates
GIC —Guaranteed Investment Contract	TOB —Tender Option Bonds
GNMA —Government National Mortgage Association	TRAN —Tax and Revenue Anticipation Notes
GO —General Obligation	SYCC —Structured Yield Curve Certificate
HDC —Housing Development Corporation	VA —Veterans Administration
HEFA —Health and Educational Facilities Authority	VRDD —Variable Rate Daily Demand
HFA —Housing Finance Authority	VRWE —Variable Rate Wednesday Demand
IDA —Industrial Development Authority	XLCA —XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal High Income Fund (“Fund”), is a separate diversified investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited)(continued)

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,323,843
Gross unrealized depreciation	(25,880,392)

Net unrealized depreciation	$(2,556,549)

At April 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. 20 Year Treasury Bond, 6.000%	1,200	6/05	$134,173,440	$137,812,500	$(3,639,060)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Income Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 28, 2005

By	/S/ ROBERT BRAULT
Robert Brault
Chief Financial Officer

Date:	June 28, 2005